Financial Risks - Summary of Maturity Analysis - Insurance and Reinsurance Contracts - Expected Release of Risk Adjustment (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	€ 3,047	€ 3,646
Insurance contracts - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	568	514
Insurance contracts - Without direct participation contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	2,683	2,922
Investment contracts with DPF - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	128	109
Reinsurance contracts held, in a liability position [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	(332)	101
Not later than 1 year [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	98	133
Not later than 1 year [member] | Insurance contracts - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	30	28
Not later than 1 year [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	72	91
Not later than 1 year [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	9	9
Not later than 1 year [member] | Reinsurance contracts held, in a liability position [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	(12)	5
Later than one year and not later than two years [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	99	120
Later than one year and not later than two years [member] | Insurance contracts - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	35	28
Later than one year and not later than two years [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	63	80
Later than one year and not later than two years [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	12	9
Later than one year and not later than two years [member] | Reinsurance contracts held, in a liability position [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	(11)	4
Later than two years and not later than three years [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	92	110
Later than two years and not later than three years [member] | Insurance contracts - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	32	25
Later than two years and not later than three years [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	60	74
Later than two years and not later than three years [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	10	7
Later than two years and not later than three years [member] | Reinsurance contracts held, in a liability position [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	(11)	3
Later than three years and not later than four years [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	85	106
Later than three years and not later than four years [member] | Insurance contracts - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	29	25
Later than three years and not later than four years [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	57	70
Later than three years and not later than four years [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	8	8
Later than three years and not later than four years [member] | Reinsurance contracts held, in a liability position [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	(10)	3
Later than four years and not later than five years [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	85	104
Later than four years and not later than five years [member] | Insurance contracts - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	29	25
Later than four years and not later than five years [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	58	69
Later than four years and not later than five years [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	9	7
Later than four years and not later than five years [member] | Reinsurance contracts held, in a liability position [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	(10)	3
Later than 5 years [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	2,589	3,073
Later than 5 years [member] | Insurance contracts - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	413	383
Later than 5 years [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	2,373	2,539
Later than 5 years [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	81	69
Later than 5 years [member] | Reinsurance contracts held, in a liability position [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	€ (278)	€ 83